Joint Ventures and Associates - Summary of Carrying Amount of Interests in Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Interests In Other Entities [Abstract]
Investments in joint ventures	$ 13,426		$ 14,263
Investments in associates	9,382		11,066
Investments in joint ventures and associates	$ 22,808	$ 25,329	$ 25,329